Events Subsequent to the Balance Sheet Date (Details) - USD ($)	1 Months Ended
	Feb. 28, 2023	Mar. 31, 2023	Dec. 31, 2022
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Accrued bonus (in Dollars)			$ 410,000
Subsequent Event [Member]
Events Subsequent to the Balance Sheet Date (Details) [Line Items]
Description of aggregate amount	the Board approved the payment of bonuses for 2022 in the following manner: (i) up to an aggregate of $410,000, representing 5% of the aggregate 2022 base salaries, will be paid in cash, and (ii)and an aggregate of $616,000, representing 7.5% of the aggregate 2022 base salaries, will be paid in either cash or via a formula that converts the cash bonus to restricted stock units, to be determined by the Board 75 days prior to the annual general meeting of shareholders of the Company to be held in 2023, based on the Company’s cash balance and the market conditions at such time.
Increase in the number of shares reserved for issuance	878,000
Issuance of ordinary shares		110,115